Related Parties	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Parties

18. Related Parties

The related parties with which the Company had material transactions during the fiscal years ended March 31, 2026, 2025 and 2024, or material balances as of March 31, 2026 and 2025, were as follows:

Name of Related Party	Nature of Relationship
Clustar, Inc.	A company controlled by Mr. Teppei Shinkawa*, the Company’s former director and Chief Financial Officer during the fiscal year ended March 31, 2024.
Samulion Factory, Inc.	A company controlled by Mr. Teppei Shinkawa, the Company’s former director and Chief Financial Officer during the fiscal year ended March 31, 2024.

*	Mr. Teppei Shinkawa resigned in September 2023.

The Company had the following related party transactions during the years ended March 31, 2026, 2025 and 2024:

		Fiscal years ended March 31,
		2026	2025	2024
Selling, General and Administrative Expenses with related parties
Clustar, Inc.	Advertising expenses	¥—	¥—	¥2,190
Samulion Factory, Inc.	Provision of consulting services	—	—	9,786

As of March 31, 2026 and 2025, the Company had no balances outstanding with related parties.

Compensation paid to its directors for services rendered in the normal course of business. Compensation for directors is determined by the Board of Directors and/or shareholders in accordance with the Company’s Articles of Incorporation. Total compensation paid to the directors during the fiscal years ended March 31, 2026, 2025 and 2024 was JPY47,800, JPY53,274 and JPY44,100, respectively.